Commitments and Contingencies - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2023 USD ($) MillionTonnesPerAnnum	Jun. 30, 2023 CAD ($)	May 16, 2023 USD ($)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CAD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 322,250,000
Percentage of reassessments interest and penalties		50.00%
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000,000
Reduced stream percentage of gold		0.909%	0.909%
Current stream percentage of gold		10.00%	10.00%
Amount of non-refundable advance		$ 2,000,000
Current stream percentage of silver		50.00%	50.00%
Reduced stream percentage of silver		0.00%	0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 126,000,000
Amount of non-refundable advance		2,000,000
Unpaid upfront cash consideration with scheduled payment dates		250,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 58,000,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 552,000,000
Percentage Increase In Output Capacity		50.00%
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		32
Estimated expansion payments		$ 283,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 5,100,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		35
Estimated expansion payments		$ 552,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		8,500,000
Marmato [member] | Amended Agreement [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		122,000,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		25,000,000
Blackwater [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		136,000,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		151,000,000	$ 200		$ 178,000,000	$ 240
Curipamba [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		162,400,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		350,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		260,000,000
Canada Revenue Agency 1 [member]
Disclosure of contingent liabilities [line items]
Potential estimated tax and interest and penalty reassessment		2,000,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000,000
First installment payable on permitting projet		50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000,000
Project costs incurred to trigger balance installment payable		98,000,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 288,000,000
Amount to be drawn down for acquisition commitment				$ 11,000,000
Cangrejos [Member] | Not later than one year [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				10,000,000
Cangrejos [Member] | Later than one year [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 15,000,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.